Income Tax - Schedule of Reconciliation Between PRC statutory Income tax rate and Effective Income Tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	$ (32,502,645)	$ (11,940,536)	$ (8,083,640)
Computed income tax benefit with PRC statutory income tax rate	(8,125,661)
Preferential tax rate	525,390
Research and development expenses bonus deduction	(567,286)
Other non-deductible expenses	45,259
Change in valuation allowance	1,696,837
True-up on NOL	$ (387,864)
PRC Statutory income tax rate	25.00%	(25.00%)	(25.00%)
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities/ Statutory tax rate difference		19.60%	6.10%
Preferential tax rate	(1.60%)	0.40%	3.10%
Research and development expenses bonus deduction	1.70%	(4.30%)	(11.80%)
Other non-deductible expenses	(0.10%)	0.50%	24.40%
Change in valuation allowance	(5.20%)	12.50%	3.20%
Effect of true-up on NOL		(3.70%)
True-up on NOL	1.20%
Effective income tax rate	0.00%	0.00%	0.00%
United States
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference	$ 120,076
Other non-deductible expenses	9,814
Change in valuation allowance	$ 620,584
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities/ Statutory tax rate difference	(0.40%)
Change in valuation allowance	(1.90%)
Germany
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference	$ (70,564)
Other non-deductible expenses	1,488
Change in valuation allowance	$ 311,565
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities/ Statutory tax rate difference	0.20%
Change in valuation allowance	(1.00%)
Cayman
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference	$ 5,820,362
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities/ Statutory tax rate difference	(17.90%)
Other non-deductible expenses	0.00%